Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Net Loss Per Share Tables
Computation of basic and diluted net loss per share

Following is the computation of basic and diluted net loss per share for the three and nine months ended May 31, 2014 and 2013:

	Three Months Ended		Nine Months Ended
	May 31,		May 31,
	2014	2013	2014	2013
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(932,263)	$(583,979)	$(2,400,867)	$(3,766,063)
Denominator:
Weighted average number of common shares outstanding	24,306,612	24,174,652	24,270,086	22,174,541
Basic and diluted EPS	$(0.04)	$(0.02)	$(0.10)	$(0.17)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:

Convertible debt	2,396,577	-	2,396,577	-
Warrants issuable upon conversion of debt (See "NOTE 2 - Convertible Promissory Note" above)	4,793,155	-	4,793,155	-
Warrants	3,302,001	2,380,126	3,302,001	2,380,126
Stock options	1,325,837	970,838	1,325,837	970,838

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2013 and 2012:

	Year Ended
	August 31,
	2013	2012
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(4,272,532)	$(2,433,431)
Denominator:
Weighted average number of common shares outstanding	22,686,892	20,638,360
Basic and diluted EPS	$(0.19)	$(0.12)